Related-party transactions - Transactions with directors (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Wages and salaries	$ 2,589	$ 1,923	$ 1,928
Share-based compensation expense	2,894	2,191	832
Variable / bonus expense	678	1,068	787
Pension costs - defined contribution plans	407	291	303
Transactions with directors	$ 6,568	$ 5,473	$ 3,850